Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Compensation of Key Management Personnel

For the years ended December 31,	2023	2022
Short-term employee benefits	$83	$73
Post-employment benefits	6	6
Share-based payments	73	73
Termination benefits	3	–
Other long-term benefits	3	3
Total	$168	$155